ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Preliminary Purchase Price Allocation
The table below outlines the preliminary allocation of the purchase price for the acquired identifiable assets and liabilities of Spotlight.Vegas resulting in goodwill:

Purchase price consideration:
Cash paid net of final purchase price adjustment released from Purchase Price Escrow and from previous shareholders	6,495
Contingent consideration, at fair value	904
Total acquisition consideration	7,399
Assets acquired:
Cash and cash equivalents	436
Other non-current asset	360
Domain names and related websites	1,550
Acquired technology	2,600
Trade and other receivables	40
Right-of-use assets	89
Total assets acquired	5,075
Liabilities assumed:
Trade and other payables	(1,738)
Borrowings	(393)
Other non-current liability	(206)
Lease liability	(89)
Total liabilities assumed	(2,426)
Total net assets	2,649
Goodwill	4,750
Total acquisition consideration	7,399
The table below outlines the allocation of the purchase price for the acquired identifiable assets and liabilities of OddsJam resulting in goodwill:

Purchase price consideration:
Cash paid net of final purchase price adjustment released from Purchase Price Escrow	63,577
Common shares issued, at fair value	9,971
Contingent and deferred consideration, at fair value	24,771
Total acquisition consideration	98,319
Assets acquired:
Cash and cash equivalents	1,141
Trade and other receivables	1,091
Domain names and related websites	8,200
Customer base	26,100
Acquired technology and Software	23,500
Indemnification asset	792
Deferred tax	1,370
Other current assets	127
Total assets acquired	62,321
Liabilities assumed:
Accounts payable and accrued expenses	(882)
Deferred income	(1,502)
Income tax	(1,646)
Deferred tax	(14,845)
Other indirect tax	(792)
Other current liabilities	(1,786)
Total liabilities assumed	(21,453)
Total net assets	40,868
Goodwill	57,451
Total acquisition consideration	98,319